6 RELATED PARTY TRANSACTIONS II (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	May 09, 2012
Related Party Transactions [Abstract]
Fair Value	$ 25,148	$ 40,000	$ 51,282
Term	1 month	5 months	12 months
Assumed Conversion Price	0.1633	0.1625
Volatility Percentage	171	157	152
Risk-free Rate	0.02	0.11	0.09